FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

		Fair value measurement at December 31, 2017
		Quoted prices	Significant
	Total fair	in active	other	Significant
	value at	markets for	observable	unobservable
	December 31,	identical assets	inputs	inputs
	2017	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	378,908	—	378,908	—

Short-term investments
Investment in targeted asset management plan with fixed rate (Note 6)	100,000	—	100,000	—
Total	478,908	—	478,908	—

Contingent consideration payable	54,550	—	—	54,550
Total	54,550	—	—	54,550

		Fair value measurement
		at December 31, 2018
		Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	274,140	—	274,140	—

Short-term investments
Investment in targeted asset management plan with fixed rate (Note 6)	100,000	—	100,000	—
Total	374,140	—	374,140	—

			Fair value measurement
			at December 31, 2019
			Quoted prices
			in active	Significant
	Total fair		markets for	other	Significant
	value at		identical	observable	unobservable
	December 31,		assets	inputs	inputs
	2019		(Level 1)	(Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	312,635	44,907	—	312,635	—

Time deposits	23,849	3,426	—	23,849	—

Total	336,484	48,333	—	336,484	—

Significant unobservable inputs used in the fair value measurement and the corresponding impacts

			Estimation as of
	Valuation	Unobservable	December	Change in
	techniques	inputs	31, 2017	unobservable inputs	Change in fair value
Contingent consideration payable	Monte Carlo simulation technique	Spot value of net income	31,698	Increase / (decrease)	Increase / (decrease)
		Volatility of net income	10.00%	Increase / (decrease)	(Decrease) / increase
		Expected annual growth rate of net income	0.00%	Increase / (decrease)	Increase / (decrease)
		Discount factor	0.95	Increase / (decrease)	(Decrease) / increase

Reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs

Contingent consideration payable
RMB

Balance as of December 31, 2016	52,240
Recognized during the year	2,310
Balance as of December 31, 2017	54,550
Settled during the year	(54,550)
Balance as of December 31, 2018	—